INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Net income (loss) before taxes	$ 8,295	$ (23,731)
Statutory tax rate	27.00%	27.00%
Expected income tax (recovery)	$ 2,240	$ (6,407)
Effect of lower tax rates in foreign jurisdictions	(1,411)	625
Permanent differences	1,608	2,228
Change in unrecognized deductible temporary differences and other	2,383	1,214
Witholding taxes	167	0
Foreign exchange	(41)	(496)
Total	$ 4,946	$ (2,836)